INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and tax credit and operating loss carryforward that create deferred tax assets and liabilities are as follows:

	2020	2019
Tax Operating Loss Carryforward - USA	$9,800,000	$9,600,000
Other	-	-
Valuation Allowance - USA	(9,800,000)	(9,600,000)
	$-	$-

Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and tax credit and operating loss carryforward that create deferred tax assets and liabilities are as follows:

	2020	2019
Tax Operating Loss Carryforward - USA	$9,800,000	$9,600,000
Other	-	-
Valuation Allowance - USA	(9,800,000)	(9,600,000)
	$-	$-

SUMMARY OF OPERATING LOSS CARRYFORWARDS

Year Ending	Net Operating	Year of
December 31,	Loss:	Expiration

2020	$590,000	2040
2019	260,000	2039
2018	160,000	2038
2017	140,000	2037
2016	1,640,000	2036
2015	3,400,000	2035
2014	5,230,000	2034
2013	5,600,000	2033
2012	2,850,000	2032
2011	2,427,000	2031
2010	1,799,000	2030
2009	1,750,000	2029
2008	1,308,000	2028
2007	429,000	2027
2006	476,000	2026
2005	414,000	2025

Year Ending	Net Operating	Year of
December 31,	Loss:	Expiration

2020	$590,000	2040
2019	260,000	2039
2018	160,000	2038
2017	140,000	2037
2016	1,640,000	2036
2015	3,400,000	2035
2014	5,230,000	2034
2013	5,600,000	2033
2012	2,850,000	2032
2011	2,427,000	2031
2010	1,799,000	2030
2009	1,750,000	2029
2008	1,308,000	2028
2007	429,000	2027
2006	476,000	2026
2005	414,000	2025